Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated February 1, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the footnote to the Annual Fund Operating Expenses table:
     Advisory fees also have been reduced.
In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:
Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.
In addition, within the subsection entitled “Principal Investments and Strategies of Each Fund – Allianz AGIC International Managed Volatility Fund,” certain information relating to the Fund will be restated as follows:
Approximate Number of Holdings:    60-120
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated February 1, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the second footnote to the Annual Fund Operating Expenses table:
     Advisory fees also have been reduced.
In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:
Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.
In addition, within the subsection entitled “Principal Investments and Strategies of Each Fund – Allianz AGIC International Managed Volatility Fund,” certain information relating to the Fund will be restated as follows:
Approximate Number of Holdings:    60-120
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated February 1, 2012
to the Statement of Additional Information (the “SAI”) of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)
Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)
Effective February 1, 2012, certain changes will take effect with respect to the Fund’s name and advisory and administrative fee arrangements, as described in the Supplements to the Statutory Prospectus of Allianz Funds dated December 19, 2011 and February 1, 2012. Specifically, the Fund will change its name from Allianz AGIC International Fund to Allianz AGIC International Managed Volatility Fund. All references to the Fund in the SAI will be changed accordingly.
In addition, changes will take effect with respect to the investment advisory, portfolio management and administrative fee arrangements of the Fund.
Specifically, the subsection titled “Management of the Trust — Investment Adviser — Advisory Agreement” will be revised to reflect that Allianz Global Investors Fund Management LLC (the “Adviser”) receives an advisory fee at an annual rate of 0.40% from the Fund. Footnote (2) to the Advisory Fee Rate chart is deleted in its entirety.
In addition, the subsection titled “Management of the Trust — Portfolio Management Agreements” will be revised to reflect that Allianz Global Investors Capital LLC as sub-adviser to the Fund receives a portfolio management fee at an annual rate of 0.30% from the Adviser.
In the subsection captioned “AGIC” in the subsection titled “Management of the Trust — Portfolio Management Agreements,” the first sentence of the second paragraph is deleted in its entirety.
In addition, in the subsection titled “Management of the Trust — Fund Administrator,” the following footnote for the Fund is added to the Administrative Fee Rate table:
(5) The Administrator has agreed to observe, through January 31, 2013, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate paid by each share class by 0.20%.
Please retain this Supplement for future reference.